Acquisition (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2010	Jul. 31, 2010	Mar. 31, 2011 National Interstate [Member]	Jul. 31, 2010 National Interstate [Member]	Dec. 31, 2011 Vanliner Group, Inc. [Member]
Acquisition (Textual) [Abstract]
Percentage ownership of National Interstate		52.00%
Purchase of subsidiaries including post-closing adjustments			$ 114
Premiums associated with policies in force					93
Period of balance sheet guarantee				Four and one-half year
Gain on bargain purchase	$ 7